Schedule of Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Debt Due To Related Parties
Remainder of fiscal year	$ 104,417
Year 1		$ 118,535
Year 2
Year 3
Year 4
Year 5